Fair Value - Schedule of Unobservable Inputs Used in Fair Value Measurements of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Detail) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value at December 31, 2013	$ 451
Valuation technique	Third party estimate
Significant Unobservable Inputs	Sales of comparable instruments
Significant Unobservable Input Value
Servicing Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value at December 31, 2013	261
Valuation technique	Management estimate
Significant Unobservable Inputs	Present value of future payments/useful life
Significant Unobservable Input Value
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value at December 31, 2013	1,682
Valuation technique	Management estimate
Significant Unobservable Inputs	Appraisals and/or sales of comparable properties
Significant Unobservable Input Value
Foreclosed Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Valuation technique	Management estimate
Significant Unobservable Inputs	Appraisals and/or sales of comparable properties
Significant Unobservable Input Value